CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Noncontrolling Interests [Member] CNY (¥)
Balance at Dec. 31, 2015		¥ 18,293,610		¥ 18		¥ 20,602,657	¥ (2,302,688)	¥ (52,455)	¥ 46,078
Balance, shares at Dec. 31, 2015 | shares	[1]			283,068,677
Net income/(loss)		(772,963)		¥ 0		0	(768,047)	0	(4,916)
Share-based compensation		266,575		0		256,153	0	0	10,422
Exercise of share options and restricted share units		20,942		¥ 0		20,942	0	0	0
Exercise of share options and restricted share units, shares | shares	[1]			6,602,320
Deemed dividend to mezzanine classified noncontrolling interest		(15,717)		¥ 0		(15,717)	0	0	0
Foreign currency translation adjustment, net of nil tax		(76,027)		0		0	0	(76,027)	0
Unrealized loss on available-for-sale securities		(13,104)		0		0	0	(13,104)	0
Reclassification into investment loss, net of nil tax		2,989		0		0	0	2,989	0
Subsequent settlement of receivables from option holders		20,115		0		20,115	0	0	0
Capital injection from noncontrolling interests		28,235		0		198	0	0	28,037
Disposal of Mighty Talent Limited ("Mayi")		11,064		0		23,251	0	0	(12,187)
Balance at Dec. 31, 2016		17,765,719		¥ 18		20,907,599	(3,070,735)	(138,597)	67,434
Balance, shares at Dec. 31, 2016 | shares	[1]			289,670,997
Net income/(loss)		1,389,242		¥ 0		0	1,384,575	0	4,667
Share-based compensation		339,835		0		339,835	0	0	0
Exercise of share options and restricted share units		100,801		¥ 0		100,801	0	0	0
Exercise of share options and restricted share units, shares | shares	[1]			4,294,134
Deemed dividend to mezzanine classified noncontrolling interest		(99,507)		¥ 0		(99,507)	0	0	0
Foreign currency translation adjustment, net of nil tax		82,926		0		0	0	82,926	0
Unrealized loss on available-for-sale securities		0
Reclassification into investment loss, net of nil tax		0
Contribution from noncontrolling interests		164,589		0		0	0	0	164,589
Disposal of subsidiaries		72,777		0		87,781	0	0	(15,004)
Others		(1,245)		0		2,278	(3,523)	0	0
Balance at Dec. 31, 2017		¥ 19,815,137		¥ 18		21,338,787	(1,689,683)	(55,671)	221,686
Balance, shares at Dec. 31, 2017 | shares		293,965,131	293,965,131	293,965,131	[1]
Net income/(loss)		¥ 2,129,058	$ 310,214				2,129,197		(139)
Share-based compensation		443,312		¥ 0		414,685	0	0	28,627
Exercise of share options and restricted share units		13,518		¥ 1		13,517	0	0	0
Exercise of share options and restricted share units, shares | shares	[1]			2,479,448
Deemed dividend to mezzanine classified noncontrolling interest		(132,202)		¥ 0		(132,202)	0	0	0
Foreign currency translation adjustment, net of nil tax		15,486	2,256	0		0	0	15,049	437
Unrealized loss on available-for-sale securities		0	0
Reclassification into investment loss, net of nil tax		0	0
Capital injection from noncontrolling interests		80,000		0		0	0	0	80,000
Acquisition of noncontrolling interests in subsidiaries		(49,811)		0		(13,122)	0	0	(36,689)
Disposal of subsidiaries		6,410		0		0	0	0	6,410
Others		(4,145)		0		0	0	0	(4,145)
Balance at Dec. 31, 2018		¥ 22,316,763	$ 3,251,656	¥ 19		¥ 21,621,665	¥ 439,514	¥ (40,622)	¥ 296,187
Balance, shares at Dec. 31, 2018 | shares		296,444,579	296,444,579	296,444,579	[1]

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares. Please refer to Note 22 for more detail.